Investments in associates and joint ventures (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Balance at the beginning of the fiscal year	R$ 1,320,129	R$ 1,232,646	R$ 1,094,985
Change in corporate participation	(386,437)	(62,300)	(739)
Addition/(disposal)	5,000	103,500	13,746
Capital decreases/reduction	(2,667)	(809)
Equity method results	83,304	199,179	144,184
Dividends	(96,701)	(125,732)	(66,878)
Adjustment to fair value	(43,684)	(26,355)	47,348
Balance at the end of the fiscal year	878,944	1,320,129	1,232,646
Significant Influence of Banco Santander
Balance at beginning of year	407,441
Change in corporate participation	386,437
Equity method results	155,932
Dividends	(34,423)
Addition/(disposal)	54	407,441
Capital decreases/reduction	(185,371)
Adjustment to fair value	766
Balance at the end of the fiscal year	R$ 730,836	R$ 407,441